Contingencies	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [abstract]
Contingencies

17    Contingencies

Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business.  In addition, losses may arise from disputes with charterers, environmental claims, agents, and insurers and from claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which are material for disclosure.